Annual Total Returns	12 Months Ended
Dec. 31, 2024
2x Bitcoin Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	165.27%
Volatility Premium Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	8.62%